Convertible Notes Payable - Schedule of Convertible Note Payable (Details) (Parenthetical)	Dec. 31, 2020 USD ($) $ / shares	Jun. 23, 2020 USD ($) d / TradingDays $ / shares	Mar. 12, 2020 USD ($) d / TradingDays	Dec. 29, 2020 USD ($)	Sep. 23, 2020 USD ($)	Aug. 17, 2020 USD ($)	Aug. 06, 2020 USD ($)	Jul. 27, 2020 USD ($)	Dec. 31, 2019 USD ($)
Principal amount				$ 16,000	$ 24,000	$ 40,000	$ 7,000	$ 20,000
Conversion price | $ / shares	$ 0.00906
Armada Investment Fund, LLC [Member]
Convertible promissory note			$ 23,000
Debt instrument, interest rate			8.00%
Debt instrument, default interest rate			18.00%
Debt instrument, maturity date			Jan. 13, 2021
Debt instrument, description			The Note is convertible, in whole or in part, at any time and from time to time before maturity (January 13, 2021) at the option of the holder at the Variable Conversion Price, which is equal to the lesser of (i) 60% multiplied by the lowest Trading Price during the previous twenty (20) Trading Days before the Issue Date of this Note (representing a discount rate of 40%) or (ii) 60% multiplied by the Market Price (as defined herein) (representing a discount rate of 40%). "Market Price" means the lowest Trading Price (as defined below) for the Common Stock during the twenty (20) Trading Day period ending on the latest complete Trading Day prior to the Conversion Date.
Trading percentage			60.00%
Trading days | d / TradingDays			20
GPL Ventures LLC [Member]
Convertible promissory note		$ 100,000
Debt instrument, default interest rate		10.00%
Debt instrument, maturity date		Jun. 23, 2021
Debt instrument, description		The Note is convertible, in whole or in part, at any time and from time to time before maturity (June 23, 2021) at the option of the holder at the Conversion Price that shall equal the lesser of a) $0.01 or b) Sixty Percent (60%) of the lowest Trading Price (defined below) during the Valuation Period (defined below), and the Conversion Amount shall be the amount of principal or interest electively converted in the Conversion Notice.
Trading percentage		60.00%
Trading days | d / TradingDays		20
Principal amount	$ 16,000
Interest expense debt	2,169
Conversion price | $ / shares		$ 0.01
Debt term		1 year
Unsecured Convertible Promissory Note [Member] | Armada Investment Fund, LLC [Member]
Net of unamortized debt discount	0								$ 0
Unsecured Convertible Promissory Note One [Member] | GPL Ventures LLC [Member]
Net of unamortized debt discount	$ 5,238								$ 0